Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Taxes [Line Items]
Taxable, percentage		0.00%
Income tax rate	25.00%	25.00%
Tax loss	$ 270	$ 240
Hong Kong [Member]
Taxes [Line Items]
Taxable, percentage	16.50%